ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

December 21, 2018	William M. Beaudoin T +1 617 854 2337 William.Beaudoin@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	AMG Funds
File Nos. 033-84639 and 811-09521

Ladies and Gentlemen:

On behalf of AMG Funds (the “Trust”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, accompanying this letter for filing are exhibits containing an XBRL interactive data file relating to the supplement, filed with the Securities and Exchange Commission on December 10, 2018 under Rule 497(e) (SEC Accession No. 0001193125-18-345878), to the:

(i)	Prospectus and Statement of Additional Information for AMG Managers Skyline Special Equities Fund, each dated May 1, 2018;

(ii)	Prospectus and Statement of Additional Information for AMG SouthernSun Small Cap Fund, each dated February 1, 2018;

(iii)	Prospectus and Statement of Additional Information for AMG SouthernSun U.S. Equity Fund, each dated February 1, 2018;

(iv)	Prospectus and Statement of Additional Information for AMG TimesSquare International Small Cap Fund and AMG TimesSquare Emerging Markets Small Cap Fund, each dated May 1, 2018;

(v)

Prospectus and Statement of Additional Information for AMG Trilogy Emerging Markets Equity Fund and AMG Trilogy Emerging Wealth Equity Fund, each dated March 1, 2018, as supplemented July 12, 2018; and

(vi)	Prospectus for AMG Yacktman Focused Fund, AMG Yacktman Fund, AMG Yacktman Special Opportunities Fund and AMG Yacktman Focused Fund -

Securities and Exchange Commission	- 2 -	December 21, 2018

Security Selection Only, dated May 1, 2018, as supplemented October 1, 2018, and Statement of Additional Information for AMG Yacktman Focused Fund, AMG Yacktman Fund, AMG Yacktman Special Opportunities Fund and AMG Yacktman Focused Fund - Security Selection Only, dated May 1, 2018.

The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3.(g) of Form N-1A, and Rule 497(e).

If you have any questions concerning this filing, please call me at (617) 854-2337.

Sincerely,

/s/ William M. Beaudoin
William M. Beaudoin